Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Revenues are Disaggregated by Timing of Revenue Recognition	The Group’s revenues are disaggregated by timing of revenue recognition as follows:
	For the nine months ended September 30,
	2023	2024
Revenue recognized at a point of time	$226,369	$278,663
Revenue recognized over time	24,094	34,046
Revenues	$250,463	$312,709

Schedule of Consolidated Financial Statements	The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements:
	December 31,	September 30,
	2023	2024
Balance sheet items, except for equity accounts	7.0999	7.0176
	For the nine months ended September 30,
	2023	2024
Items in the statements of operations and comprehensive loss, and statements of cash flows	7.0343	7.1977